Other comprehensive income/(loss)	12 Months Ended
Dec. 31, 2017
Other comprehensive income/(loss)
Other comprehensive income/(loss)

25. Other comprehensive income/(loss)

Changes in the composition of accumulated other comprehensive income/(loss) for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2014	(413,452)	37,327	(376,125)
Other comprehensive income/(loss)	953,573	(22,622)	930,951

Balances as of December 31, 2015	540,121	14,705	554,826
Other comprehensive income	943,616	44,951	988,567

Balances as of December 31, 2016	1,483,737	59,656	1,543,393
Other comprehensive income/(loss)	(822,052)	1,120,740	298,688

Balances as of December 31, 2017	661,685	1,180,396	1,842,081

Amounts included in accumulated other comprehensive loss are recorded net of their related income tax effects.